Summary of significant accounting policies (Details 1) - $ / shares	3 Months Ended	12 Months Ended
	Nov. 30, 2019	Aug. 31, 2019	Aug. 31, 2018
Volatility		119.00%	121.00%
Dividend yield		0.00%	0.00%
March 2019 Warrant Liability [Member]
Risk free rate	1.62%
Market price per share	$ 10.20
Life of instrument in years	4 years 3 months 11 days
Volatility	102.00%	119.00%
Dividend yield	0.00%	0.00%
March 2019 Conversion Feature [Member]
Risk free rate	1.60%
Life of instrument in years	9 months 14 days
Volatility	91.00%
Dividend yield	0.00%
Market price per share conversion feature	$ 10.20